Equity and Stock-Based Compensation - Summary of Plan Activity (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option Shares, outstanding, Beginning balance	8,255,000	8,255,000	8,525,000
Option Shares, Granted	10,100,000
Option Shares, Exercised	0	0	0
Option Shares, Cancelled	(8,255,000)		(270,000)
Option Shares, outstanding, Ending balance	10,100,000	8,255,000	8,255,000	8,525,000
Weighted Average Exercise Price, Beginning balance	$ 0.20	$ 0.20	$ 0.20
Option Shares, Exercisable	10,100,000
Weighted Average Exercise Price, Granted	$ 0.06
Weighted Average Exercise Price, Cancelled	0.20		0.20
Weighted Average Exercise Price, Ending balance	$ 0.06	$ 0.20	$ 0.20	$ 0.20
Aggregate Intrinsic Value, Outstanding beginning balance			$ 0
Weighted Average Remaining Contractual Life, Granted	4 years 9 months
Weighted Average Remaining Contractual Life, Outstanding	4 years 9 months	1 year	2 years	3 years